Warrants (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure Of Detailed Information About Warrants [Abstract]
Schedule of activity of warrants

	Warrants		Weighted average exercise price	Weighted average number of years to expiry	Expiry dates
	#	$	$
Opening balance	51,266,522	12,740	5.61	0.75
Warrants expired	(46,309,556)	(8,008)	0.58	—	2/22/2024 - 05/26/2024
Warrants exercised	(104,600)	(100)	2.73	2.98	7/22/2027
Balance, October 31, 2024	4,852,366	4,632	2.73	2.98	7/22/2027

Warrants exercised	(89,800)	(86)	2.73	1.72	7/22/2027
Warrants issued (i)	3,836,317	—	3.91	4.71	7/16/2030
Balance, October 31, 2025	8,598,883	4,546	3.26	3.05
(i) The Company issued 3,836,317 warrants in connection with the Convertible Debt, which is classified as derivative liability (refer to Note 16).